Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 121,336	$ 118,014
Accumulated depreciation and amortization	(86,642)	(82,857)
Total	34,694	35,157
Depreciation and amortization expense	4,109	3,816	$ 4,038
Occupancy expense of the Bank's premises included rental expense	8,000	7,800	$ 7,600
Land [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	2,308	2,308
Buildings [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	34,969	34,599
Furniture, Fixtures and Equipment [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	52,153	50,832
Leasehold Improvements [Member]
Property Plant and Equipment Information [Abstract]
Total bank premises and equipment	$ 31,906	$ 30,275